Organization - Schedule of Consolidated Statements of Operations and Comprehensive Loss Related to Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations and Comprehensive Loss Related to Discontinued Operations [Abstract]
Revenues		$ 29,048
Cost of revenues		30,609
Gross loss		(1,561)
Operating expenses:
Sales and marketing		6,855
General and administrative	2,007	17,472
Total operating expenses	2,007	24,327
Loss from discontinued operations	(2,007)	(25,888)
Other income, net		31
Loss from discontinued operations before income taxes	(2,007)	(25,857)
Income tax benefit		4
Loss from discontinued operations, net of tax	(2,007)	(25,853)
Impairment loss from discontinued operations		(147,505)
Net loss from discontinued operations	$ (2,007)	$ (173,358)